T. ROWE PRICE BLUE CHIP GROWTH ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.9%
COMMUNICATION SERVICES 16.0%
Entertainment 1.6%
Netflix (1)	13,101	4,947
Sea, ADR (1)	19,861	873
		5,820
Interactive Media & Services 13.4%
Alphabet, Class A (1)	44,518	5,825
Alphabet, Class C (1)	198,626	26,189
Meta Platforms, Class A (1)	61,497	18,462
		50,476
Wireless Telecommunication Services 1.0%
T-Mobile US (1)	27,202	3,810
		3,810
Total Communication Services		60,106
CONSUMER DISCRETIONARY 14.7%
Automobiles 2.9%
Tesla (1)	43,365	10,851
		10,851
Broadline Retail 7.7%
Amazon.com (1)	229,162	29,131
		29,131
Hotels Restaurants & Leisure 2.0%
Booking Holdings (1)	1,054	3,250
Chipotle Mexican Grill (1)	1,836	3,363
DoorDash, Class A (1)	11,109	883
		7,496
Specialty Retail 1.3%
Carvana (1)	18,245	766
Ross Stores	20,024	2,261
TJX	19,709	1,752
		4,779
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1)	4,793	1,848
NIKE, Class B	11,309	1,082
		2,930
Total Consumer Discretionary		55,187

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 0.7%
Consumer Staples Distribution & Retail 0.4%
Dollar General	13,206	1,397
		1,397
Food Products 0.3%
Mondelez International, Class A	16,197	1,124
		1,124
Total Consumer Staples		2,521
ENERGY 0.4%
Energy Equipment & Services 0.4%
Schlumberger	24,032	1,401
Total Energy		1,401
FINANCIALS 9.8%
Capital Markets 1.7%
Charles Schwab	23,444	1,287
Goldman Sachs Group	3,005	972
Morgan Stanley	21,811	1,781
MSCI	861	442
S&P Global	5,257	1,921
		6,403
Financial Services 6.3%
Affirm Holdings (1)(2)	15,393	327
Block, Class A (1)	1,684	75
Fiserv (1)	7,062	798
Mastercard, Class A	26,269	10,400
Visa, Class A	53,233	12,244
		23,844
Insurance 1.8%
Chubb	19,145	3,986
Marsh & McLennan	14,053	2,674
		6,660
Total Financials		36,907
HEALTH CARE 13.2%
Health Care Equipment & Supplies 2.3%
Align Technology (1)	1,283	392
Intuitive Surgical (1)	19,237	5,623
Stryker	8,045	2,198
Teleflex	2,267	445
		8,658
Health Care Providers & Services 4.7%
Elevance Health	3,518	1,532

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Humana	5,563	2,706
UnitedHealth Group	26,383	13,302
		17,540
Health Care Technology 0.2%
Veeva Systems, Class A (1)	4,719	960
		960
Life Sciences Tools & Services 2.0%
Danaher	11,347	2,815
Thermo Fisher Scientific	9,587	4,853
		7,668
Pharmaceuticals 4.0%
AstraZeneca, ADR	14,478	981
Eli Lilly	21,714	11,663
Zoetis	12,793	2,226
		14,870
Total Health Care		49,696
INDUSTRIALS & BUSINESS SERVICES 2.1%
Aerospace & Defense 0.2%
TransDigm Group (1)	1,033	871
		871
Commercial Services & Supplies 0.2%
Cintas	1,450	698
		698
Ground Transportation 0.4%
Old Dominion Freight Line	3,870	1,583
		1,583
Industrial Conglomerates 1.3%
General Electric	17,618	1,948
Roper Technologies	5,853	2,834
		4,782
Professional Services 0.0%
Paycom Software	251	65
		65
Total Industrials & Business Services		7,999
INFORMATION TECHNOLOGY 40.5%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	5,475	677
		677
IT Services 1.2%
MongoDB (1)	5,957	2,060

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Shopify, Class A (1)	35,819	1,955
Snowflake (1)	4,938	754
		4,769
Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices (1)	20,206	2,077
ASML Holding NV	6,504	3,829
Lam Research	1,000	627
Marvell Technology	17,676	957
Monolithic Power Systems	4,445	2,054
NVIDIA	54,275	23,609
Taiwan Semiconductor Manufacturing, ADR	13,870	1,205
Texas Instruments	7,931	1,261
		35,619
Software 19.4%
Atlassian, Class A (1)	7,013	1,413
Bill Holdings (1)	11,168	1,212
Confluent, Class A (1)	16,445	487
Crowdstrike Holdings, Class A (1)	3,615	605
Datadog, Class A (1)	7,366	671
Fortinet (1)	6,588	387
Intuit	9,096	4,647
Microsoft	159,771	50,448
ServiceNow (1)	14,831	8,290
Synopsys (1)	10,244	4,702
		72,862
Technology Hardware, Storage & Peripherals 10.2%
Apple	222,991	38,178
		38,178
Total Information Technology		152,105
MATERIALS 1.0%
Chemicals 1.0%
Linde	5,099	1,899
Sherwin-Williams	6,482	1,653
Total Materials		3,552
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy	17,105	1,866
Total Utilities		1,866
Total Common Stocks (Cost $339,112)		371,340

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.29% (3)	2,298,503	2,299
Total Short-Term Investments (Cost $2,299)		2,299
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4)	297,560	298
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		298
Total Securities Lending Collateral (Cost $298)		298
Total Investments in Securities 99.6% of Net Assets (Cost $341,709)		$373,937
Other Assets Less Liabilities 0.4%		1,378
Net Assets 100.0%		$375,315

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2023.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts

T. ROWE PRICE BLUE CHIP GROWTH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/22	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$298
	Total			$298^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $298.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF785-054Q3
09/2023